Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information
Document Type	S-4/A
Entity Registrant Name	OBALON THERAPEUTICS INC
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001427570
Amendment Flag	true
Amendment Description	The XBRL files have been amended to account for updates to the financial statements and footnotes that were included in the Company's 10-K filing.